Financial risk review	12 Months Ended
Dec. 31, 2025
Financial Risk Review [Abstract]
Financial risk review
27. Financial risk review
This note presents information about Lifezone’s exposure to financial risks and the group’s management of capital. Lifezone’s risk management is coordinated by its directors and Lifezone does not operate any hedging operations or buy or sell any financial derivatives. The most significant financial risks to which Lifezone is exposed are described below.
Market risks
Market risks affecting Lifezone comprise credit risk, foreign exchange rate risk, liquidity risk and interest rate risk. Financial instruments affected by market risk include cash and cash equivalents, trade receivables, related party receivables, trade payables, accrued liabilities and convertible debentures.
a) Credit risk
During 2025, Lifezone did not have significant external revenues and, therefore, its credit risk from trade receivables is insignificant. The carrying amount of financial assets represents the maximum credit exposure and at the reporting date was:

	December 31, 2025	December 31, 2024
	$	$
Cash and cash equivalents	20,144,250	29,283,942
Deposits	496,154	355,149
Other receivables	564,117	74,027
Related party receivables	-	98,133
Total	21,204,521	29,811,251
b) Liquidity risk
Liquidity risk arises from the possibility that Lifezone will not be able to meet its financial liability obligations as they fall due. Lifezone has historically been supported financially by its shareholders and minority interest partners. Lifezone expects to fund its capital requirements and ongoing operations through current cash reserves, equity, mezzanine, debt funding or monetizing the offtake from the Kabanga Nickel Project.
The table below represents the expected timing of payments on trade payables, lease and debt liabilities, excluding provisions and warrant liability. The timing and amounts of payments on the deferred consideration to BHP is based on Lifezone's base case assumptions in the table below.

	December 31, 2025	December 31, 2024
	$	$
<=30 days	3,944,793	5,018,039
30 days - 1 year	10,732,467	587,106
1 - 2 years	36,241,669	8,343,281
More than 2 years	79,831,281	54,727,518
Total	130,750,210	68,675,944
c) Foreign currency risk
Lifezone has assets and liabilities that are denominated in currencies other than USD, its functional currency. Lifezone incurs expenditures in non-U.S. dollar currencies, primarily GBP, TZS, and AUD. These transactions are not generally hedged. As a result, the movement of such currencies could adversely affect Lifezone’s results of operations and financial position.
The following table includes assets and liabilities which are denominated in GBP, TZS and AUD:

	December 31, 2025	December 31, 2024

	GBP	GBP
Cash in banks	168,532	155,089
Prepaid expenses	84,966	155,533
Trade and other payables	467,774	890,213

	AUD	AUD
Cash in banks	558,091	1,236,945
Trade receivables	824,669	1,308,303
Prepaid expenses	200,448	249,209
Trade and other payables	1,486,944	916,527

	TZS	TZS
Cash in banks	853,939,035	105,125,420
Sensitivity analysis
The following table demonstrates the estimated sensitivity to a 10% increase (decrease) in USD against the relevant foreign currencies as a result of translating Lifezone's foreign currency denominated monetary assets and liabilities.

	December 31, 2025	December 31, 2024
	$	$
Effect on profit or loss
Change in GBP Rate
10%	28,843	72,742
-10%	(28,843)	(72,742)
Change in AUD Rate
10%	(6,440)	(116,704)
-10%	6,440	116,704
Change in TZS Rate
10%	(34,784)	(4,282)
-10%	34,784	4,282
In management’s opinion, the sensitivity analysis is unrepresentative of the inherent foreign exchange risk as the period end exposure does not reflect the exposure during the period.

d) Interest rate risk
Lifezone is exposed to interest rate risk from the interest it earns on cash and the interest it pays on the convertible debentures as described in Note 21. A 1% increase (decrease) in SOFR rates, with all other variables held constant, would result in an increase (decrease) of approximately $532,625 to interest expense for the year ended December 31, 2025, (2024: $379,150).
Capital management
For the purpose of Lifezone’s capital management, capital includes issued capital, share premium and other equity reserves attributable to the equity holders of Lifezone Metals, as the parent entity of Lifezone. Lifezone’s objectives are to safeguard its ability to continue as a going concern in order to pursue the development of the Kabanga Nickel Project and to maintain a flexible capital structure which optimizes the returns to shareholders.
Lifezone’s management evaluates the company’s capital needs to ensure a balanced and effective financing structure while avoiding excessive leverage. Lifezone manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. In order to maintain or adjust its capital structure, Lifezone expects to fund its capital requirements and ongoing operations through current cash reserves, equity, mezzanine, alternative or debt funding or monetizing the offtake from the Kabanga Nickel Project.